SIGNIFICANT ACCOUNTING POLICIES (Schedule of Fair Value Assumptions for Stock Options) (Details) - Employee Stock Option [Member]	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%	0.00%	0.00%
Forfeiture rate	10.00%	10.00%	10.00%
Suboptimal exercise multiple	1.41	1.5	1.5
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	36.86%	39.34%	38.50%
Risk-free interest	0.24%	0.10%	0.14%
Contractual term	4 years	4 years	4 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	50.05%	44.91%	58.00%
Risk-free interest	2.16%	1.90%	1.60%
Contractual term	7 years	6 years	8 years